Commitments and Contingencies (Details)	1 Months Ended		9 Months Ended	12 Months Ended
	Feb. 28, 2022 USD ($)	Mar. 31, 2021 USD ($) ft²	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2020 location
Lessee Disclosure [Abstract]
Lease commitment				$ 18,630
Massachusetts Biomedical Initiatives, Inc. ("MBI")
Lessee Disclosure [Abstract]
Real estate (in sq ft) | ft²		2,484
Rent payments (per month)			$ 6,521	$ 6,210
Additional sublease payment per month			650
Total additional sublease payment per month			$ 10,276
Terms of agreement		1 year
Option to extend		true
Notice period for cancelation of lease		90 days
Massachusetts Biomedical Initiatives, Inc. ("MBI") | Subsequent Events
Lessee Disclosure [Abstract]
Total sublease commitment					$ 30,828
Operating lease, expense	$ 9,780.75
Lease commitment	$ 97,807.50
Massachusetts Biomedical Initiatives, Inc. ("MBI") | Operating Expense
Lessee Disclosure [Abstract]
Rent payments (per month)		$ 3,105
Additional amount for allocated share of operating expenses per square foot		$ 15
Pagliuca Harvard Life Lab
Lessee Disclosure [Abstract]
Number of laboratory bench rented | location						1